Financial Risks	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Financial Risks

17 - FINANCIAL RISKS

FOREIGN EXCHANGE RISK

The Company operates internationally, giving rise to significant exposure to market risks from changes in foreign exchange rates. The Company’s financial assets are in the form of cash and cash equivalents held at institutions with high quality credit ratings. A hypothetical 10% change in the value of one Brazilian real expressed in U.S. dollars during the year ended March 31, 2018 would have caused an approximate $21,830 change in the Company’s revenue for the fiscal year 2018. The Company is exposed to exchange risk due to the timing of the movement of funds between subsidiaries and the parent company related to the transfer pricing agreement and the pricing of contracts in non-functional currencies. Financial instruments denominated in foreign currencies that lead to foreign exchange risk when funds are moved include:

ZIM CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED MARCH 31, 2018

(EXPRESSED IN US DOLLARS)

	March 31, 2018	March 31, 2017

Canadian dollars	210,939	231,785
US dollars	42,374	78,366
Brazilian reals	704,236	523,305

Accounts receivable include the following amounts receivable in their source currency:

	March 31, 2018	March 31, 2017

Canadian dollars	13,396	86,759
US dollars	210	-
Brazilian reals	92,325	-

Accounts payable include the following amounts payable in their source currency:

	March 31, 2018	March 31, 2017

Canadian dollars	11,029	20,288
US dollars	-	-
Brazilian reals	1,670	16,399

Accrued liabilities include the following accruals in their source currency:

	March 31, 2018	March 31, 2017

Canadian dollars	14,992	41,674
Brazilian reals	24,567	33,333

The Company does not use derivative financial instruments to reduce its foreign exchange risk exposure.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. Credit exposure is minimized by dealing with only creditworthy counterparties in accordance with established credit approval policies.

Concentration of credit risk in accounts receivable is indicated below by the percentage of the total balance receivable from customers in the specified geographic area:

ZIM CORPORATION AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEAR ENDED MARCH 31, 2018

(EXPRESSED IN US DOLLARS)

One customer accounted for approximately 21% for the year ended March 31, 2016, one customer accounted for approximately 28% of revenue for the year ended March 31, 2017 and one customer accounted for approximately 22% of revenue for the year ended March 31, 2018.

	March 31, 2018	March 31, 2017

Canada	27%	80%
North America, excluding Canada	1%	-%
South America	72%	20%
	100%	100%

The carrying values of accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short periods to maturity of the instruments.